BONDS AND NOTES ISSUED (Tables)	12 Months Ended
Dec. 31, 2019
BONDS AND NOTES ISSUED
Schedule of detailed information of bonds and notes issued

a)   This item consists of the following:

			At December 31, 2019			At December 31, 2018
	Annual interest rate	Interest payment	Maturity	Issued amount	Carrying amount	Maturity	Issued amount	Carrying amount
	%			(000)	S/(000)		(000)	S/(000)

Senior notes - BCP (i)	Between 2.70 to 5.38	Semi-annual	September 2020 / January 2025	US$1,074,628	3,464,199	September 2020	US$800,000	2,671,647
Senior notes - BCP (ii)	4.25	Semi-annual	April 2023	US$716,301	2,318,975	April 2023	US$716,301	2,348,651
Senior notes - BCP (iii)	Between 4.65 to 4.85	Semi-annual	October 2020 / September 2024	S/2,900,000	2,872,355	October 2020	S/2,000,000	1,977,410
Senior notes - BCP (iv)	Libor 3M + 100 pb	Quarterly	March 2021	US$70,000	231,738	-	-	—
Senior notes - BCP (v)	0.42	Semi-annual	August 2021	¥5,000,000	151,888	-	-	—
Senior notes - BCP (vi)	2.25	Semi-annual	-	—	—	October 2019	US$300,000	996,355

MMT 100 - Secured notes- CCR Inc. (vii)
2012 Series C Floating rate certificates	4.75	Monthly	July 2022	US$315,000	385,253	July 2022	US$315,000	543,896

Corporate bonds -
Fourth program
Tenth issuance (Series A, B and C) - BCP	Between 5.31 to 7.25	Semi-annual	December 2021 / November 2022	S/550,000	527,868	December 2021/ November 2022	S/550,000	529,515
First issuance (Series B) - Mibanco	7.16	Semi-annual	-	—	—	June 2019	S/100,000	100,000

Fifth program
First issuance (Series A) - BCP	6.41	Semi-annual	-	—	—	April 2019	S/172,870	162,561
First issuance (Series B) - BCP	5.59	Semi-annual	-	—	—	September 2019	S/150,000	128,342
First issuance (Series C) - BCP	5.625	Semi-annual	-	—	—	November 2019	S/138,410	124,019
First issuance (Series D) - BCP	5.91	Semi-annual	January 2020	S/182,410	182,061	January 2020	S/182,410	167,649
Third issuance (Series A) - BCP	4.59	Semi-annual	July 2021	S/70,770	63,430	July 2021	S/70,770	65,300
Third issuance (Series B) - BCP	4.88	Semi-annual	October 2021	S/42,200	29,183	October 2021	S/42,200	29,729
Third issuance (Series C) - BCP	4.25	Semi-annual	July 2022	S/109,310	108,821	-	-	—
Third issuance (Series D) - BCP	3.88	Semi-annual	August 2022	S/42,660	42,337	-	-	—
					953,700			1,307,115

			At December 31, 2019			At December 31, 2018
	Annual interest rate	Interest payment	Maturity	Issued amount	Carrying amount	Maturity	Issued amount	Carrying amount
	%			(000)	S/(000)		(000)	S/(000)

Subordinated bonds - BCP (viii)	6.13	Semi-annual	April 2027	US$720,000	2,383,860	April 2027	US$720,000	2,436,615

Subordinated bonds - BCP (ix)	6.88	Semi-annual	September 2026	US$476,120	1,549,702	September 2026	US$476,120	1,559,869

Junior subordinated bonds - BCP (x)	9.75	Semi-annual	-	—	—	November 2069	US$250,000	840,543

Subordinated bonds -
First program
First issuance (Series A) - BCP	6.22	Semi-annual	May 2027	S/15,000	15,000	May 2027	S/15,000	15,000
First issuance (Series A) - Pacífico Seguros	6.97	Quarterly	November 2026	US$60,000	198,840	November 2026	US$60,000	201,933

Second program
First issuance (Series A) - Mibanco	8.50	Semi-annual	May 2026	S/100,000	99,934	May 2026	S/100,000	100,000
First issuance (Series B) - Mibanco	7.22	Semi-annual	June 2027	S/30,000	30,000	June 2027	S/30,000	30,000

Third program (xiv)
Fourth issuance (Series A) - Mibanco	6.19	Semi-annual	-	—	—	December 2022	S/40,000	39,862
Fifth issuance (Series A and B) - Mibanco	7.75	Semi-annual	-	—	—	July 2024	S/88,009	88,009

Issuance I - Banco de Crédito de Bolivia	6.25	Semi-annual	August 2028	Bs70,000	33,816	August 2028	Bs70,000	34,418
Issuance II - Banco de Crédito de Bolivia	5.25	Semi-annual	August 2022	Bs137,200	66,782	August 2022	Bs137,200	68,168
					444,372			577,390

Negotiable certificate of deposit - Mibanco	Between 3.80 to 5.80	Annual	January 2020 / January 2024	S/2,998	997	January 2019 / January 2024	S/2,998	1,190

Subordinated negotiable certificates - BCP	Libor 3M + 279 bp	Semi-annual	November 2021	US$2,960	9,809	November 2021	US$2,960	9,984

					14,766,848			15,270,665
Interest payable					179,515			186,875
Total					14,946,363			15,457,540

During the first quarter of 2018, in accordance with the risk exposure strategy of the interest rate, the Group discontinued the fair value hedge of certain bonds, issued in U.S. Dollars at a fixed rate, through the liquidation of the IRS. The accumulated profit of the fair value of these bonds at the time of the liquidation of the derivatives amounted to US$22.0 million (equivalent to S/71.7 million), recorded in the liability, which has been transferred to the consolidated statement of income up to the date of maturity of said bonds. As of December 31, 2019, the liability amounts to US$8.7 million, equivalent to S/28.8 million, (US$16.5 million, equivalent to S/55.7 million, as of December 31, 2018). The amount recorded in the consolidated statement of income during the year 2019 amounts to US$7.8 million, equivalent to S/26.0 million (US$5.5 million, equivalent to S/16.1 million, during the year 2018).

(i)   In september 2019, the Bank announced a repurchase offer and propose an exchange to the holders of senior notes of the US$ 800.0 million issued in september of 2010, managing to repurchase US$ 220.3 million and exchanging US$ 205.0 million with new senior notes, at market rates , whose terms and conditions are very similar to the previous issue. At the end of said offer, the Bank keeps a notional value payable amounting to US$374.6 million, which can be redeemed by the Bank in whole or in part, in any date, having as a penalty an interest rate equal to the Treasury of the United States of America’s rate plus 40 basis points.

In the same way, in september 2019, the Bank issued senior notes of approximately US$700 million (that amount includes the US$205.0 million of the exchange mentioned in the paragraph before). The Bank can redeem all or part of the notes at any date, between October 11, 2021 and December 10, 2024, at a redemption price equal to or greater than : (i) 100 percent of the aggregate principal amount of the notes to be redeemed; and (ii) the sum of the present value of each remaining scheduled payment discounted at interest rate equal to the Treasury of the United States of America’s rate plus 20 basis points. From December 11, 2024 onwards, the Bank can redeem the total or part of the notes to a redemption price equal to 100 percent of the aggregate principal amount of the notes to be redeemed.

The payment of principal will take place on the due date or when the Bank redeems the notes.

At December 31, 2019, the Bank maintains a CCS which was designated as cash flows hedges of a part of senior notes in U.S Dollars subject to exchange rate risk for a notional amount of US$50.0 million, equivalent to S/165.7 million, see note 13(b). By means of the CCS, the cover part of senior notes was economically converted to soles.

(ii)  The Bank can redeem the total or part of the notes in any time, having as a penalty an interest rate equal to the Treasury of the United States of America’s rate plus 50 basis point. The payment of principal will take place on the due date of the notes or when the Bank redeems these notes.

(iii)  In september 2019, the Bank announced a repurchase offer and propose an exchange to the holders of senior notes of the S/2,000 million issued in October of 2017, managing to repurchase S/291.2 million and exchanging S/1,308.8 million with new senior notes, at market rates, whose terms and conditions are very similar to the previous issue. At the end of said offer, the Bank keeps a notional value payable amounting to S/400.0 million, which can be redeemed by the Bank in whole or in part, as of October 15, 2020 without penalties.

At the same date, the Bank issued senior notes for approximately S/2,500.0 million (this amount includes the S/1,308.8 million of the exchange mentioned in the paragraph before). The Bank can redeem the whole or part of the senior notes between October 17, 2021 and August 16, 2024, at a redemption price equal to or greater than: (i) 100 percent of the aggregate principal amount of the notes, and (ii) the sum of the present value of cash flows discounted at interest rate equivalent to sovereign bonds issued by the government of Perú or other comparable titles plus 25 basis points. As of August 17, 2024, the Bank may redeem all or part of the senior notes at a redemption price equal to 100 percent of the aggregate amount of the principal to be redeemed.

The payment of principal will take place on the due date or when the Bank redeems the notes.

(iv)  In February of 2019, the Bank issued Senior Notes for approximately US$70.0 million at variable rate.

At December 31, 2019, the cash flows of these Senior Notes maintaned covered by an IRS designated as cash flows hedge, for a notional amount of US$70.0 million, equivalent to S/232.0 million, see note 13(b). By means of the IRS, the note was economically converted to a fixed interest rate.

(v)   In july of 2019, the Bank issued Senior Notes for approximately JPY5,000.0 million at fixed interest rate.

At December 31, 2019, the cash flows of the notes issued in yen subject to exchange rate risk have been hedged through a CCS designated as a cash flow hedge, for a notional amount of JPY5,000.0 million, equivalent to S/152.5 million, see note 13(b). By means of the CCS, the note was economically converted to soles.

(vi)  The Bank can redeem the whole or part of the notes at any time, having a penalty of an interest rate equal to the Treasury of the United States of America plus 20 basis points. The payment of the principal amount has made in October of 2019.

At December 31, 2018, the cash flows of the note issued in U.S. Dollars subject to exchange rate risk were covered by three CCS designated as a cash flow hedges, for a notional amount of US$ 300.0 million equivalent to S/1,011.9 million, see note 13(b). By means of the CCS, the note was economically converted to soles. This CCS matured in October of 2019.

(vii) This issue is guaranteed by the future collection of electronic payment orders sent to BCP (including foreign branches) through the Society Worldwide Interbank Financial Telecommunications, through which the correspondent bank uses the network to places orders of payment to beneficiary that is not a financial institution.

(viii) The Bank as of the year of 2022 will pay a three-month Libor plus 70.3 basis points. Between April 24, 2017 and April 24, 2022, the Bank can redeem the whole or part of the bonds having a penalty of an interest rate equal to the Treasury of United States of América’s rate plus 50 basis points. Also, as of April 25, 2022 or at any date after interest payment, the Bank can redeem all or part of the bonds without penalty. Payment of the principal will take place on the due date of the bonds or when the Bank redeems them.

(ix)  The Bank as of September 16, 2021, will pay a three-month Libor plus 770.8 basis points. Between the dates of September 16, 2016 and September 15, 2021, the Bank can redeem the whole or part of the bonds, having a penalty of an interest rate equal to the Treasury of United States of America´s rate plus 50 basis point. Also, as of September 16, 2021 or at any time after at the payment of interests, the Bank can redeem the whole or part of the bonds without penalties. The payment of the principal amount will take place on due date or in the redemptions of them.

(x)  The Bank as of November of 2019, and at any date past of the payment of interests, can redeem the whole of the bonds without penalties; in that sense, using its conferred powers, the Bank redeemed all the bonds on November 6, 2019.

This issuance, as authorized by the SBS, qualifies as “Tier 1” equity in the determination of the regulatory capital (“patrimonio efectivo”) and has no related guarantees.

Schedule of detailed information of balances of bonds and notes issued by maturity

b)   The table below shows the bonds and notes issued, classified by maturity, without accrued interests:

	2019	2018
	S/(000)	S/(000)

Up to 3 months	182,365	63,518
From 3 months to 1 year	1,739,358	1,625,563
From 1 to 3 years	1,438,732	5,375,585
From 3 to 5 years	4,863,708	2,905,763
More than 5 years	6,542,685	5,300,236

Total	14,766,848	15,270,665